Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
ash and cash equivalents consisted of the following:

	At December 31,
	2019	2018
	(€ million)
Cash at banks	€5,166	€4,774
Money market securities	2,293	4,352
Other cash equivalents	7,555	3,324
Total Cash and cash equivalents	€15,014	€12,450

Cash and cash equivalents held in certain foreign countries (primarily in China and Argentina) are subject to local exchange control regulations providing for restrictions on the amount of cash, other than dividends, that can leave the country.